Segment reporting - Summary of Disaggregation of Revenue Geographically (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 1,436,117	€ 1,292,210	€ 1,320,658
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	837,995	714,165	687,752
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	598,122	578,045	632,906
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 414,894	€ 271,536	€ 217,377
Percentage of entity's revenue	28.00%	21.00%	17.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 411,017	€ 267,750	€ 212,027
Percentage of entity's revenue	49.00%	37.00%	31.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 3,877	€ 3,786	€ 5,350
Percentage of entity's revenue	1.00%	1.00%	1.00%
Asia-Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 224,920	€ 287,851	€ 329,750
Percentage of entity's revenue	16.00%	22.00%	25.00%
Asia-Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 121,300	€ 184,668	€ 201,887
Percentage of entity's revenue	14.00%	26.00%	29.00%
Asia-Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 103,620	€ 103,183	€ 127,863
Percentage of entity's revenue	17.00%	18.00%	20.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 224,912	€ 159,553	€ 149,106
Percentage of entity's revenue	16.00%	12.00%	11.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 143,985	€ 120,804	€ 129,248
Percentage of entity's revenue	17.00%	17.00%	19.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 80,927	€ 38,749	€ 19,858
Percentage of entity's revenue	14.00%	7.00%	3.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 544,422	€ 541,702	€ 593,652
Percentage of entity's revenue	38.00%	43.00%	45.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 147,425	€ 123,756	€ 130,683
Percentage of entity's revenue	18.00%	18.00%	19.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 396,997	€ 417,946	€ 462,969
Percentage of entity's revenue	66.00%	72.00%	73.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 26,969	€ 31,568	€ 30,773
Percentage of entity's revenue	2.00%	2.00%	2.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 14,268	€ 17,187	€ 13,907
Percentage of entity's revenue	2.00%	2.00%	2.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 12,701	€ 14,381	€ 16,866
Percentage of entity's revenue	2.00%	2.00%	3.00%